Segment and geographic information	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Segment and geographic information

21. Segment and geographic information

We determine our operating segments based on how the chief operating decision maker (“CODM”) manages the business, allocates resources, makes operating decisions, and evaluates operating performance.

As of December 31, 2021, the Company has two operating and reportable segments, of which one named Helbiz Kitchen is considered not material and included in All Other.

Segment	Description

Mobility	Mobility offering allow consumer to move around the city using green and electric vehicles as scooters, bikes and mopeds. Mobility also includes partnership and sponsorship agreements.
Media	Commercialization of media rights to professional partner (B2B) and contents offerings allow consumer to watch live events on the App Helbiz Live (B2C).
All Other	All Other are mainly related to delivery offerings and a licensing agreement.

For information about how our reportable segments derive revenue, refer to Note 5 – Revenue recognition. Our segment operating performance measures are segment Revenue and Cost of Revenue. The CODM does not evaluate operating segments using asset information and, accordingly, we do not report asset information by segment. The following table provides information about our segments and a reconciliation of the total segment Revenue and Cost of revenue to loss from operations:

	Year Ended December 31,
	2021	2020
Revenue
Mobility	$9,907	$4,208
Media	2,770	—
All Other	156	210
Total segment revenue	$12,834	$4,418
Operating expenses:
Cost of revenues
Mobility	(22,762)	(7,870)
Media	(9,442)	—
All Other	(1,642)	—
Total Cost of revenues	$(33,846)	$(7,870)
Reconciling Items:
Research and development	(2,826)	(1,604)
Sales and marketing	(10,875)	(4,808)
General and administrative	(24,411)	(10,075)
Loss from operations	$(59,124)	$(19,939)

Revenue by geography is based on where the trip was completed, or media contents occurred. The following table set forth revenue by geographic area for the year ended December 31, 2021.

	Year Ended December 31,
	2021	2020
Revenue
Italy	$10,045	$3,973
United States	2,789	240
All other countries	—	205
Total revenues	$12,834	$4,418

 Long-lived assets, net includes property and equipment, intangible assets, goodwill, and other assets. The following table set forth long-lived assets, net by geographic area as of December 31, 2021, and December 31, 2020.

	December 31,	December 31,
Non-Current Assets	2021	2020
Italy	$17,905	$2,785
United States	3,337	1,446
All other countries	184	110
Total long lived assets	$21,426	$4,341